Earnings per Share (Reconciliation of Basic and Diluted Earnings (Loss) per Common Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net Income (Loss) Attributable to Parent	$ (90,610)	$ (20,000)		$ (9,800)		$ (43,000)		$ (38,378)		$ 25,500		$ (104,700)		$ (20,700)		$ (73,900)		$ (111,206)	$ (173,829)	$ (137,061)
Weighted average common stock outstanding	52,677,000							52,492,000										52,583,000	52,365,000	52,207,000
Weighted average restricted stock	511,000							484,000										541,000	485,000	388,000
Weighted average common shares outstanding - basic	53,188,000	53,172,000	[1]	53,172,000	[1]	53,172,000	[1]	52,976,000	[1]	52,896,000	[1]	52,907,000	[1]	52,908,000	[1]	52,686,000	[1]	53,124,000	52,850,000	52,595,000
Dilutive shares from stock options	0							0										0	0	0
Weighted average common shares outstanding - diluted	53,188,000	53,172,000	[1]	53,172,000	[1]	53,172,000	[1]	52,976,000	[1]	52,913,000	[1]	52,907,000	[1]	52,908,000	[1]	52,686,000	[1]	53,124,000	52,850,000	52,595,000
Basic loss per share	$ (1.70)	$ (0.38)	[1]	$ (0.18)	[1]	$ (0.81)	[1]	$ (0.72)	[1]	$ 0.48	[1]	$ (1.98)	[1]	$ (0.39)	[1]	$ (1.40)	[1]	$ (2.09)	$ (3.29)	$ (2.61)
Diluted loss per share	$ (1.70)	$ (0.38)	[1]	$ (0.18)	[1]	$ (0.81)	[1]	$ (0.72)	[1]	$ 0.48	[1]	$ (1.98)	[1]	$ (0.39)	[1]	$ (1.40)	[1]	$ (2.09)	$ (3.29)	$ (2.61)

[1]	No dividends were declared or paid in any of the periods presented.